Derivatives (Notional Volumes of Outstanding HFT Derivatives) (Details) - Designated as Hedging Instrument [Member] - Held for Trading Hedge [Member] MWh in Millions, MMBTU in Millions	12 Months Ended
Dec. 31, 2016 MMBTU MWh
Natural Gas [Member] | Sales [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	202
Natural Gas [Member] | Sales [Member] | 2018
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	20
Natural Gas [Member] | Sales [Member] | 2019
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	16
Natural Gas [Member] | Sales [Member] | 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	12
Natural Gas [Member] | Sales [Member] | 2021
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	1
Natural Gas [Member] | Cost of Sales [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	270
Natural Gas [Member] | Cost of Sales [Member] | 2018
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	69
Natural Gas [Member] | Cost of Sales [Member] | 2019
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	54
Natural Gas [Member] | Cost of Sales [Member] | 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	45
Natural Gas [Member] | Cost of Sales [Member] | 2021
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	45
Power [Member] | Sales [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	4
Power [Member] | Sales [Member] | 2018
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Sales [Member] | 2019
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Sales [Member] | 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Sales [Member] | 2021
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Cost of Sales [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	3
Power [Member] | Cost of Sales [Member] | 2018
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Cost of Sales [Member] | 2019
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Cost of Sales [Member] | 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0
Power [Member] | Cost of Sales [Member] | 2021
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh	0